Related Party Balances and Transactions - Schedule of Selling and Marketing and General Administrative Expenses (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Related Party Transaction [Line Items]
Salaries and other short term employee benefits	$ 6,712,435	$ 864,147	$ 5,570,189	$ 8,547,537
Payments to defined contribution pension schemes	72,000	9,269	60,000	54,000
Total	$ 6,784,435	$ 873,416	$ 5,630,189	$ 8,601,537